OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)
Other Receivables [Line Items]
Reversal of credit losses	¥ 344,950	$ 54,225	¥ 348,199
Less: write-off	(4,065)	(639)		¥ (575,411)
Third Party.
Other Receivables [Line Items]
Beginning balance	918,153	144,331	918,153	918,153
Balance acquired from FGS				151,689
Reversal of credit losses	344,950	54,225		187,161
Ending balance	¥ 569,138	$ 89,467	¥ 1,529,036	¥ 918,153